AB VARIABLE PRODUCTS SERIES FUND, INC.

-AB Intermediate Bond Portfolio

(the “Portfolio”)

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Supplement dated January 25, 2021 to the Portfolio’s Prospectuses and Summary Prospectuses dated May 1, 2020.

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The following replaces the chart under the heading “Portfolio Managers” in the Prospectuses and Summary Prospectuses for the Portfolio.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Adviser
Shawn E. Keegan	Since 2007	Senior Vice President of the Adviser
Janaki Rao	Since 2019	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the Portfolio - Portfolio Managers” in the Prospectuses.

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Michael Canter; since 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

Shawn E. Keegan; since 2007; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

Janaki Rao; since 2019; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Portfolio.

You should retain this Supplement with your Prospectus(es) for future reference.

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